Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018

Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,958,335.65
Principal:
Principal Collections	$33,164,990.62
Prepayments in Full	$33,892,430.23
Liquidation Proceeds	$17,218.25
Recoveries	$0.00

Sub Total	$67,074,639.10

Collections	$73,032,974.75

Purchase Amounts:
Purchase Amounts Related to Principal	$325,227.30
Purchase Amounts Related to Interest	$1,464.32

Sub Total	$326,691.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$73,359,666.37

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	2

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$73,359,666.37
Servicing Fee	$1,297,269.92	$1,297,269.92	$0.00	$0.00	$72,062,396.45
Interest—Class A-1 Notes	$88,773.56	$88,773.56	$0.00	$0.00	$71,973,622.89
Interest—Class A-2 Notes	$234,825.00	$234,825.00	$0.00	$0.00	$71,738,797.89
Interest—Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$71,355,337.89
Interest—Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$71,204,726.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$71,204,726.22
Interest—Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$71,130,528.89
Second Priority Principal Payment	$26,786,996.98	$26,786,996.98	$0.00	$0.00	$44,343,531.91
Interest—Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$44,280,391.91
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$12,710,391.91
Interest—Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$12,633,045.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,633,045.41
Regular Principal Payment	$187,201,317.86	$12,633,045.41	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$73,359,666.37

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$26,786,996.98
Third Priority Principal Payment	$31,570,000.00
Regular Principal Payment	$12,633,045.41

Total	$70,990,042.39

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$70,990,042.39	$208.55	$88,773.56	$0.26	$71,078,815.95	$208.81
Class A-2 Notes	$0.00	$0.00	$234,825.00	$0.52	$234,825.00	$0.52
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45

Total	$70,990,042.39	$44.08	$1,072,354.06	$0.67	$72,062,396.45	$44.75

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$245,558,314.84	0.7213817	$174,568,272.45	0.5128328
Class A-2 Notes	$454,500,000.00	1.0000000	$454,500,000.00	1.0000000
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000

Total	$1,515,518,314.84	0.9411053	$1,444,528,272.45	0.8970220

Pool Information
Weighted Average APR		4.552%		4.531%
Weighted Average Remaining Term		57.35		56.57
Number of Receivables Outstanding		70,878		67,953
Pool Balance		$1,556,723,905.94		$1,489,317,805.10
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,490,761,184.41		$1,425,591,317.86
Pool Factor		0.9451723		0.9042464

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$22,339,767.08
Yield Supplement Overcollateralization Amount	$63,726,487.24
Targeted Overcollateralization Amount	$69,595,988.73
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$44,789,532.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59

Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A

Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		164	$6,850.01
(Recoveries)		0	$0.00

Net Losses for Current Collection Period			$6,850.01
Cumulative Net Losses Last Collection Period			$437.02

Cumulative Net Losses for all Collection Periods			$7,287.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.46%	310	$6,853,656.19
61-90 Days Delinquent	0.02%	12	$275,471.44
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.48%	322	$7,129,127.63

Repossession Inventory:
Repossessed in the Current Collection Period		18	$566,014.76
Total Repossessed Inventory		24	$828,490.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0003%
Current Collection Period			0.0054%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0042%
Current Collection Period			0.0177%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer